Leases - Fixed and Variable Lease Payments (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Fixed lease payments	$ 1,264	$ 1,257	$ 1,301
Variable lease payments	1,308	845	982
Total	$ 2,572	$ 2,102	$ 2,283